Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 57,360,000	$ 8,701,895	$ 18,494,248
Accounts receivable, net of allowances for doubtful accounts of $850 and $930, respectively	7,249,000	7,015,278	5,046,497
Inventories	766,000	448,771	274,311
Prepaid production costs		986,498	283,553
Prepaid production costs	695,000	987,000
Prepaid expenses and other current assets	10,506,000	4,422,307	623,292
Total current assets	76,576,000	21,574,749	24,721,901
Non-current assets
Property and equipment, net	10,526,000	9,528,427	2,664,366
Other non-current assets	3,555,000	534,915	336,923
Total assets	90,657,000	31,638,091	27,723,190
Current liabilities:
Accounts payable	3,764,000	3,987,129	1,528,790
Due to related party	2,888,000	2,513,347	1,313,062
Accrued compensation	3,500,000	3,096,556	1,350,539
Accrued and other liabilities	16,495,000	11,610,233	167,384
Advances from customers	95,000	258,089	25,012
Deferred revenue		0	5,350
Warrant liability	0	2,968,435	199,408
Current portion of term loans	18,463,000	13,265,588	413,930
Total current liabilities	45,205,000	37,699,377	5,003,475
Warrant liability	2,500,000
Other long-term liabilities	48,000	396,258	0
Term loans - net of current portion and debt issuance costs	10,458,000	16,775,836	314,389
Related party convertible notes and derivative liability	0	16,856,558	0
Total liabilities	58,211,000	71,728,029	5,317,864
Commitment and contingencies (Note 6)
Stockholders' equity (deficit)
Common Stock, Value	7,000	3,991	3,865
Additional paid-in capital	225,373,000	83,399,444	78,010,936,000
Accumulated deficit	(192,900,000)	(123,500,000)	(55,609,475)
Accumulated deficit	(192,934,000)	(123,493,373)
Total stockholders' (deficit) equity	32,446,000	(40,089,938)	22,405,326
Total liabilities and stockholders' (deficit) equity	$ 90,657,000	$ 31,638,091	$ 27,723,190